Loans Receivable, Net	12 Months Ended
Dec. 31, 2024
Loans Receivable, Net
Loans Receivable, Net

11. Loans Receivable, Net

Loans receivable as of December 31, 2023 and 2024 consist of the following:

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Loans receivable:
-Within credit term	98,925	41,423	5,675
-Past due	267,506	201,744	27,639
Total loans receivable	366,431	243,167	33,314
Allowance for credit losses	(79,510)	(74,059)	(10,146)
Loans receivable, net	286,921	169,108	23,168

The loan interest rates range between 3.9% and 13.5% for the years ended December 31, 2023 and 2024. RMB364.7 million and RMB241.2 million of the loans is secured by collateral as of December 31, 2023 and 2024 respectively.

The following table presents the aging analysis of non-purchased past due loans receivable as of the years ended December 31, 2023 and 2024:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$

Past due within 1 year	115,281	23,662	3,242
Past due more than 1 year	17,258	59,946	8,213
Total non-purchased past due loans	132,539	83,608	11,455

The Group also purchased past due loans from third parties with the amount of RMB12.5 million and RMB1.8 million for the years ended December 31, 2023 and 2024, respectively. The purchased past due loans of RMB39.7 million and RMB19.4 million were collected or transferred to other investors, for the years ended December 31, 2023 and 2024, respectively.

The following table presents the activity in the allowance for credit losses for loans receivable as of and for the years ended December 31, 2023 and 2024.

RMB
(Amount in Thousands)
Loans receivable—December 31, 2022	93,859
Provisions	1,604
Reversal	(9,779)
Write off	(6,174)
Loans receivable—December 31, 2023	79,510
Provisions	7,353
Reversal	(6,077)
Write off	(6,727)
Loans receivable—December 31, 2024	74,059